NATIXIS EQUITY FUNDS

Supplement dated June 18, 2008 to the Natixis Equity Funds Class A, B and C Prospectus and Natixis Equity Funds Class Y Prospectus, each dated May 1, 2008 as may be revised and supplemented from time to time.

NATIXIS U.S. DIVERSIFIED PORTFOLIO ONLY

Effective July 1, 2008, Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), the Fund’s adviser, has given a binding undertaking to the Natixis U.S. Diversified Portfolio to limit the amount of the Natixis U.S. Diversified Portfolio’s total annual fund operating expenses (exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses) to 1.40%, 2.15%, 2.15% and 1.15% of the Fund’s average daily net assets for Class A, B, C and Y shares, respectively. This undertaking is in effect through April 30, 2009.

Natixis Equity Funds Class A, B and C Prospectus

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Natixis U.S. Diversified Portfolio:

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

	Natixis U.S. Diversified Portfolio[6]
	Class A	Class B	Class C
Management fees	0.90%	0.90%	0.90%
Distribution and/or service (12b-1) fees*	0.25%	1.00%*	1.00%*
Other expenses	0.32%†	0.31%†	0.32%†
Total annual fund operating expenses	1.47%	2.21%	2.22%
Less: Fee reduction and/or expense reimbursement	0.07%	0.06%	0.07%
Net Expenses	1.40%	2.15%	2.15%

*	Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the Financial Industry Regulatory Authority (“FINRA”).

†	Other expenses include expenses indirectly borne by the Fund through investments in certain pooled investment vehicles (“Acquired Fund Fees and Expenses”) of less than 0.01% of the Fund’s average daily net assets. The expense information shown in the table above may differ from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[6]

Natixis Advisors has given a binding contractual undertaking to this Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 1.40%, 2.15%, and 2.15% of the Fund’s average daily net assets for Classes A, B, and C shares, respectively. This undertaking is in effect through April 30, 2009 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

Example*

	Natixis U.S. Diversified Portfolio
	Class A	Class B		Class C
		(1)	(2)	(1)	(2)
1 year	$710	$719	$219	$319	$219
3 years	$1,008	$986	$686	$689	$689
5 years	$1,326	$1,380	$1,180	$1,185	$1,185
10 years**	$2,227	$2,354	$2,354	$2,550	$2,550

(1)	Assumes redemption at the end of period.

(2)	Assumes no redemption at the end of period.

*	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. The Example is based on the Net Expenses for the first ten months and on the Total Annual Fund Operating Expenses for the remainder of the one-year period and the remaining periods.

**	Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

Natixis Equity Funds Class Y Prospectus

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Natixis U.S. Diversified Portfolio:

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

Natixis U.S. Diversified Portfolio[7]
Class Y
Management fees	0.90%
Other expenses†	0.22%
Total annual fund operating expenses	1.12%
Less: Fee reduction and/or expense reimbursement	0.00%
Net Expenses	1.12%

†	Other Expenses include expenses indirectly borne by the Fund through investments in certain pooled investment vehicles (“Acquired Fund Fees and Expenses”) of less than 0.01% of the Fund’s average daily net assets. The expense information shown in the table above may differ from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[7]

Natixis Advisors has given a binding contractual undertaking to this Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 1.15% of the Fund’s average daily net assets for Class Y shares. This undertaking is in effect through April 30, 2009 and is reevaluated on an annual basis.

Example*

Natixis U.S. Diversified Portfolio
Class Y
1 year	$114
3 years	$356
5 years	$617
10 years	$1,363

*	The Example is based on Total Annual Fund Operating Expenses for all periods.

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HARRIS ASSOCIATES FOCUSED VALUE FUND ONLY

Effective July 1, 2008, Natixis Advisors reduced its advisory fee from 0.90% of the Fund’s average daily net assets to 0.80% of the Fund’s average daily net assets. Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

	Harris Associates Focused Value Fund[2]
	Class A	Class B	Class C
Management fees	0.80%†††	0.80%†††	0.80%†††
Distribution and/or service (12b-1) fees	0.25%	1.00%*	1.00%*
Other expenses	0.34%†	0.34%†	0.34%†
Total annual fund operating expenses	1.39%	2.14%	2.14%
Less: Fee reduction and/or expense reimbursement	0.00%	0.00%	0.00%
Net Expenses	1.39%	2.14%	2.14%

*	Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of Financial Industry Regulatory Authority.

†	Other expenses include expenses indirectly borne by the Fund through investments in certain pooled investment vehicles (“Acquired Fund Fees and Expenses”) of less than 0.01% of the Fund’s average daily net assets. The expense information shown in the table above may differ from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses

†††	Management fees have been restated to reflect current contractual arrangements.

[2]

Natixis Advisors has given a binding contractual undertaking to this Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 1.70%, 2.45% and 2.45% of the Fund’s average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through April 30, 2009, and is reevaluated on an annual basis.

Example*

	Harris Associates Focused Value Fund
	Class A	Class B		Class C
		(1)	(2)	(1)	(2)
1 year	$708	$717	$217	$317	$217
3 years	$990	$970	$670	$670	$670
5 years	$1,292	$1,349	$1,149	$1,149	$1,149
10 years**	$2,148	$2,282	$2,282	$2,472	$2,472

(1)	Assumes redemption at end of period.

(2)	Assumes no redemption at end of period.

*	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. The Example is based on Total Annual Fund Operating Expenses for all periods.

**	Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

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SP379-0608

NATIXIS EQUITY FUNDS

Supplement dated June 18, 2008 to the Natixis Equity Funds Statement of Additional Information – Part I

dated May 1, 2008 as may be revised and supplemented from time to time.

NATIXIS U.S. DIVERSIFIED PORTFOLIO

(the “Fund”)

Effective July 1, 2008, Natixis Asset Management Advisors, L.P. has given a binding undertaking to the Fund to limit the amount of total annual fund operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses, for Class A, Class B, Class C and Class Y shares of the Fund to 1.40%, 2.15%, 2.15% and 1.15%, respectively, of the Fund’s average daily net assets. This undertaking is in effect through April 30, 2009. Accordingly, the table regarding expense limits in the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended to include the following:

Fund	Expense Limit	Date of Undertaking
Natixis U.S. Diversified Portfolio		July 1, 2008
Class A	1.40%
Class B	2.15%
Class C	2.15%
Class Y	1.15%

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HARRIS ASSOCIATES FOCUSED VALUE FUND

(the “Fund”)

Effective July 1, 2008, Natixis Asset Management Advisors, L.P. has reduced its advisory fee from 0.90% of the Fund’s average daily net assets to 0.80% of the Fund’s average daily net assets. Accordingly, the table in the sub-section “Advisory Fees” within the section “Fund Charges and Expenses” is revised as follows with regard to the Harris Associates Focused Value Fund:

Fund	Date of Agreement	Advisory fee payable by Fund to Natixis Advisors (as a % of average daily net assets of the Fund)
Harris Associates Focused Value Fund	3/15/01 as amended 07/01/08[1]	0.80%

[1]	Prior to July 1, 2008, the advisory fee rate payable to Natixis Advisors was 0.90% of the Fund’s average daily net assets.

1

Effective July 1, 2008, Harris Associates L.P. (“Harris Associates”) has reduced its subadvisory fee from 0.54% of the Fund’s average daily net assets to 0.48% of the Fund’s average daily net assets. Accordingly, the table in the sub-section “Subadvisory Fees” within the section “Fund Charges and Expenses” is revised as follows with regard to the Harris Associates Focused Value Fund:

Fund	Subadviser	Date of Subadvisory Agreement	Subadvisory fee payable to Subadviser (as a % of average daily net assets of the Fund)
Harris Associates Focused Value Fund	Harris Associates	03/15/01 as amended 07/01/08[1]	0.48%

[1]	Prior to July 1, 2008, the subadvisory fee rate payable to Harris Associates was 0.54% of the Fund’s average daily net assets.

SP380-0608

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